Note 11- Net loss per share attributable to common stockholders (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Fair Value Disclosures [Abstract]
Note 11 - Net loss per share attributable to common stockholders - Basic and Diluted Net Loss Per Share

	For the Years Ended
	December 31, 2024	December 31, 2023
Numerator:
Net Loss to common shareholders	$(9,121,376)	$(7,821,162)
Denominator:
Weighted average shares of common stock outstanding, basic and diluted	92,638,720	68,039,666
Net loss per share, basic and diluted	$(0.10)	$(0.11)

Note 11 - Net loss per share attributable to common stockholders - Excluded Financial Instruments

	September 30, 2025	September 30, 2024
Convertible preferred stock	74,220,000	47,770,000
Convertible mezzanine equity	70,504,839	—
Common stock warrants	10,237,500	—
Total number of shares	154,962,339	47,170,000

	As of December 31,
	2024	2023
Convertible preferred stock series A and series C	55,770,000	47,170,000
Warrants	8,000,000	—
Total	63,770,000	47,170,000